27. Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2020
Expenses By Nature
Schedule of expenses by nature

General and administrative expenses correspond to overhead and the cost of corporate units, including purchasing and procurement, information technology and financial activities.

	2020	2019	2018
		Note 2	Note 2

Cost of inventories	(35,357)	(19,893)	(17,498)
Personnel expenses	(5,500)	(3,607)	(3,485)
Outsourced services	(838)	(438)	(485)
Overhead expenses	(2,214)	(1,361)	(1,086)
Commercial expenses	(1,690)	(1,074)	(1,003)
Other expenses	(1,248)	(550)	(635)
	(46,847)	(26,923)	(24,442)

Cost of sales	(37,504)	(21,225)	(19,046)
Selling expenses	(7,755)	(5,166)	(4,655)
General and administrative expenses	(1,588)	(532)	(741)
	(46,847)	(26,923)	(24,442)